Income Taxes - Schedule of Components of Pretax (Loss) Income, (Benefit) Provision for Income Taxes and Effective Income Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of pretax (loss) income:
Domestic										$ (378)	$ (778)	$ (875)
Foreign										195	173	124
Total pretax (loss) income										(183)	(605)	(751)
Provision (benefit) for income taxes:
Federal										17	21	(301)
State and local										21	20	66
Foreign										44	46	11
Income tax expense (benefit)	$ 3	$ 28	$ (23)	$ 40	$ 37	$ (15)	$ 29	$ 11	$ 62	$ 82	$ 87	$ (224)
Effective income tax rate	5.00%				29.00%					(45.00%)	(14.00%)	30.00%